Statutory Financial Data and Dividend Restrictions	12 Months Ended
Dec. 31, 2020
Statutory Financial Data And Dividend Restrictions
Statutory Financial Data and Dividend Restrictions

Note 9: Statutory Financial Data and Dividend Restrictions

Risk-based capital (“RBC”) requirements promulgated by the NAIC and adopted by the Insurance Department require U.S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating asset risk, insurance risk, and business risk. The adequacy of the Company’s actual capital is evaluated by a comparison to the RBC results, as determined by the formula. At December 31, 2020 and 2019, the Company’s adjusted capital exceeded the RBC minimum requirements, as required by the NAIC.

The Company is subject to statutory regulations as to maintenance of policyholders’ surplus and payment of stockholder dividends. Generally, dividends to a parent must be reported to the appropriate state regulatory authority in advance of payment and extraordinary dividends, as defined by statutes, require regulatory approval. The Company could pay $4,070 in stockholder dividends in 2021 without the approval of the Insurance Department.